Current liabilities - Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Total trade payables	€ 7,606	€ 7,985
Research and development suppliers
Current liabilities
Total trade payables	6,669	5,408
General and administrative suppliers
Current liabilities
Total trade payables	€ 937	€ 2,577